Note 15 - Commitments - Outstanding Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments	$ 163,062	$ 116,538
Commitments to Extend Credit [Member]
Commitments	161,646	112,134
Financial Standby Letter of Credit [Member]
Commitments	$ 1,416	$ 4,404